Contingencies and commitments - Summary of subsidiaries and joint operations contingent liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [abstract]
Indemnities and other performance guarantees	$ 204	$ 317